Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	5 Months Ended	12 Months Ended				17 Months Ended	24 Months Ended	36 Months Ended
	May 31, 2002	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	May 31, 2003	May 31, 2005	Dec. 31, 2007	Jan. 22, 2008	Oct. 04, 2007 Hospital
Commitments and Contingencies (Textual) [Abstract]
Amount expended through December 31, 2011		$ 247.8
Commitments and Contingencies (Additional Textual) [Abstract]
Number of New Mexico hospitals violated the norms under Federal False Claims Act										3
Civil Division notified that hospitals received ineligible federal participation payments									27.5
Minimum time period of long term purchase commitment		5 years
Maximum time period of long term purchase commitment		7 years
Commitment amount spend for capital improvements equipment selected leases and physician recruiting		652.5
Income guarantee period		12 months
Period to fulfill physician recruiting commitments		3 years
Potential future payment in excess of liability		27.4
Actuarially determined projections period		20 years
Weighted-average risk-free rate		1.20%	1.30%	1.40%
Estimated self insured professional and general liability claims		567.8	489.2
Estimated undiscounted claims		595.7	513.2
Current portion of self insured professional and general liability claims		98.1	82.9
Self-insured retention level for professional liability claims	0.5					2.0	4.0	5.0
Maximum self insured retention per claim		10			10
Sum of excess coverage insurance layers per occurrence and in aggregate reported on or after June 1, 2003		95
Sum of excess coverage insurance layers per occurrence and in aggregate reported on after January 1, 2008		145
Period to intervene and to act as plaintiff by government		60 days
Requested shorter period of time		90 days
Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Average Lag Period between Claim Occurrence and Payment of Final Settlement		5 years
Claims settled as percentage of liability		1.00%
Amount of Triad claims insured through its wholly owned subsidiary after a specific date		5
Minimum [Member]
Commitments and Contingencies (Textual) [Abstract]
Average Lag Period between Claim Occurrence and Payment of Final Settlement		4 years
Amount of Triad claims insured through its wholly owned subsidiary after a specific date		1
Reuille [Member]
Commitments and Contingencies (Textual) [Abstract]
Period of stay in litigation		180 days
Additional Period of stay in litigation		180 days
California [Member]
Commitments and Contingencies (Textual) [Abstract]
Estimated construction cost		73.5
Amount expended through December 31, 2011		49.3
Valparaiso [Member]
Commitments and Contingencies (Textual) [Abstract]
Estimated construction cost		208.7
Amount expended through December 31, 2011		137.0
Siloam Springs [Member]
Commitments and Contingencies (Textual) [Abstract]
Estimated construction cost		35.0
Amount expended through December 31, 2011		24.0
Birmingham [Member]
Commitments and Contingencies (Textual) [Abstract]
Estimated construction cost		280.0
Amount expended through December 31, 2011		$ 3.5